UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08295
                                                      ---------

                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
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               (Address of principal executive offices)               (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                    Date of reporting period: August 31, 2005
                                              ---------------

ITEM 1.  SCHEDULE OF INVESTMENTS

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                         Shares or  Market Value                                            Shares or   Market Value
                                         Principal    (Note 1)                                              Principal      (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

COMMON STOCKS - 87.24%                                               Foods - 4.49%
                                                                        Cadbury Schweppes PLC                 15,500  $   618,140
Apparel - 0.65%                                                      *  Dean Foods Company                     2,000       73,880
     Nike, Inc.                             1,600   $   126,256         Sysco Corporation                     18,166      606,381
     Wolverine World Wide, Inc.             7,500       158,025      *  TreeHouse Foods, Inc.                    400       12,040
                                                    -----------         WM Wrigley Jr. Company                 9,300      660,765
                                                        284,281                                                       -----------
                                                    -----------                                                         1,971,206
Banks - 3.74%                                                                                                         -----------
     M & T Bank Corporation                 2,030       216,439      Health Care Services - 0.00%
     Wells Fargo Company                   23,922     1,426,230      *  Five Star Quality Care, Inc.               4           28
                                                    -----------                                                       -----------
                                                      1,642,669      Home Builders - 0.52%
                                                    -----------      *  Champion Enterprises, Inc.             6,700       89,311
Beverages - 8.67%                                                       Winnebago Industries, Inc.             4,500      137,115
     Anheuser-Busch Companies Inc.          7,000       310,170                                                       -----------
     Coca-Cola Company                     79,430     3,494,920                                                           226,426
                                                    -----------                                                       -----------
                                                      3,805,090      Insurance - Multiline - 9.04%
                                                    -----------         American International Group, Inc.    14,150      837,680
Building Materials - 1.37%                                          *   Arch Capital Group Ltd.                2,000       86,900
     American Standard Comp. Inc.          13,190       601,464         Aspen Insurance Holdings Ltd.          2,000       54,300
                                                    -----------         Endurance Specialty Holdings Ltd.     18,500      678,950
                                                                        Old Republic International Corp.      11,000      276,870
                                                                        The Allstate Corporation              33,250    1,868,982
Chemicals - 1.48%                                                       United Fire & Casualty Co.             4,000      164,840
     The Sherwin-Williams Company          13,970       647,649                                                       -----------
                                                    -----------                                                         3,968,522
Commercial Services - 5.12%                                                                                           -----------
     Aaron Rents, Inc.                      6,000       132,900      Insurance - Property & Casualty - 18.91%
     Cendant Corporation                   10,000       203,400         Fidelity National Financial, Inc.     17,463      683,153
 *   Iron Mountain, Inc.                   11,650       401,808       * Markel Corporation                     8,400    2,727,900
     Moody's Corporation                   29,410     1,444,325         Montpelier Re Holdings Ltd.            3,500      114,450
     The ServiceMaster Company              4,600        63,204         The Chubb Corporation                 16,400    1,426,144
                                                    -----------         The Progressive Corporation            9,360      902,398
                                                      2,245,637         Wesco Financial Corporation              386      136,451
                                                    -----------         White Mountains Ins. Group Ltd.        3,500    2,309,650
Computers - 0.29%                                                                                                     -----------
 *   Lexmark International, Inc.            2,000       125,960                                                         8,300,146
                                                    -----------                                                       -----------
Cosmetics & Personal Care - 5.12%                                    Investment Company - 0.26%
     Proctor & Gamble                      10,000       554,800         American Capital Strategies Ltd.       3,000      113,190
     The Gillette Company                  31,380     1,690,441                                                       -----------
                                                    -----------      Media - 4.02%
                                                      2,245,241       *  Comcast Corporation                  12,500      384,375
                                                    -----------          Gannett Company, Inc.                 2,698      196,199
Diversified Financial Services - 4.91%                                   The Washington Post Compan            1,420    1,181,440
     American Express Company              39,050     2,157,122                                                       -----------
                                                    -----------                                                         1,762,014
                                                                                                                      -----------
Electric - 3.04%                                                      Miscellaneous Manufacturer - 0.32%
 *   Allegheny Energy, Inc.                 8,400       253,344        Tyco International Ltd.                 5,000      139,150
     Constellation Energy Group, Inc.       3,800       223,250                                                       -----------
     Duke Energy Corporation               12,500       362,375      Oil & Gas - 0.56%
     FPL Group, Inc.                        4,800       206,832        PetroChina Company Ltd.                 3,000      246,450
 *   Reliant Energy, Inc.                   7,000        87,500                                                       -----------
     The Southern Company                   5,800       199,520
                                                    -----------
                                                      1,332,821
                                                    -----------


See Notes to Financial Statements                                                                                     (Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                         Shares or  Market Value                                            Shares or   Market Value
                                         Principal    (Note 1)                                              Principal      (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                          MONEY MARKET FUND - 0.59%
                                                                        Merrimac Cash Series Nottingham Shares
Packaging & Containers - 0.61%                                              (Cost $261,015)                  261,015  $   261,015
 *   Sealed Air Corporation                 5,252   $   266,539                                                       -----------
                                                    -----------      PRIVATE INVESTMENT COMPANY - 4.49%
Pipelines - 2.91%                                                    (B)  Pamlico Enhanced Cash Trust
     Kinder Morgan, Inc.                   13,400     1,279,298               (Cost $1,971,542)            1,971,542    1,971,542
                                                    -----------                                                       -----------
Retail - 4.44%
     Costco Wholesale Corporation           4,000       173,760      Total Investments (Cost $36,333,371) - 99.65%    $43,725,594
     Home Depot Inc.                        8,500       342,720      Other Assets less Liabilities - 0.35%                154,031
     Lowe's Companies, Inc.                 1,500        96,465                                                       -----------
     McDonald's Corporation                 7,000       227,150      Net Assets - 100.00%                             $43,879,625
     Outback Steakhouse, Inc.               1,800        74,898                                                       ===========
 *   Payless Shoesource, Inc.               6,000       111,240
     Pier 1 Imports, Inc.                   1,000        12,450
 *   Red Robin Gourmet Burgers, Inc.        1,500        72,120      Aggregate  cost for financial reporting  and federal income tax
     The Gap, Inc.                         10,000       190,100      purposes is the same. Unrealized appreciation/(depreciation) of
     Wal-Mart Stores, Inc.                  9,000       404,640      investments for  financial  reporting  and  federal  income tax
     Yum! Brands, Inc.                      5,150       244,007      purposes is as follows:
                                                    -----------
                                                      1,949,550
                                                    -----------      Aggregate gross unrealized appreciation          $ 8,036,329
Software - 2.59%
     Automatic Data Processing, Inc.       12,200       521,550      Aggregate gross unrealized depreciation             (644,106)
     First Data Corporation                14,770       613,693                                                       -----------
                                                    -----------      Net unrealized appreciation                      $ 7,392,223
                                                      1,135,243                                                       ===========
                                                    -----------
Textiles - 4.18%
 *   Mohawk Industries, Inc.               21,495     1,835,243     *   Non-income producing investment.
                                                    -----------     (B) Restricted  security -A restricted security cannot be resold to the general public without prior  registration  under the
Total Common Stocks (Cost $30,875,220)               38,280,939         Securities  Act of 1933.  Restricted  securities  are valued
                                                    -----------         according to the guidelines  and  procedures  adopted by the
                                                                        Board of Trustees. The Fund currently holds 1,971,542 shares
MUTUAL FUND - 3.89%                                                     of Pamlico Enhanced Cash Trust at a cost of $1,971,542.  The sale of this  investment  has been  restricted  and has been
     Federated International Bond Fund                                  valued in  accordance  with the  guidelines  adopted  by the
         (Cost $1,750,000)                148,354     1,704,592         Board of Trustees.  The total fair value of this security at
                                                    -----------         August 31, 2005 is $1,971,542, which represents 4.49% of net
                                                                        assets.   See  Note  2  for  additional   information  about
FOREIGN GOVERNMENT OBLIGATIONS - 3.44%                                  restricted security transactions.

     New Zealand Government
         7.000%, 07/15/09              $1,015,000       738,733
         6.000%, 11/15/11               1,083,000       768,773
                                                    -----------
Total Foreign Government Obligations
         (Cost $1,475,594)                            1,507,506
                                                    -----------



See Notes to Financial Statements
                                                                                                           (Continued)

WISDOM FUND

Call Options Written
(Unaudited)

As of August 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares
                                        Subject to  Market Value
                                           Call       (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

CALL OPTIONS WRITTEN

Common Stocks, Expiration Date, Exercise Price

     American International Group, 11/19/2005
         Strike $65.00                       2,000   $   1,100
     Costco Wholesale Corporation, 01/21/2006
         Strike $47.50                       1,500       1,200
     The Chubb Corporation, 10/22/2005
         Strike $90.00                       2,200       1,540
     The Progressive Corporation, 11/19/2005
         Strike $100.00                      4,000       8,400
                                                     ---------

Total (Premiums Received $27,666)                    $  12,240
                                                     ---------





















See Notes to Financial Statements
                                                                                                           (Continued)

WISDOM FUND

Notes to Financial Statements
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------    ----------------------------------------------------------------

Note 1 - Investment Valuation                                       Note 3 - Option Writing

The  Fund's  investments  in  securities  are  carried at value.    When the Fund writes an option,  an amount  equal to the premium
Securities  listed on an exchange or quoted on a national market    received  by  the  Fund  is  recorded  as  a  liability  and  is
system  are  valued  at the last  sales  price  as of 4:00  p.m.    subsequently  adjusted to the  current  fair value of the option
Eastern Time.  Other securities  traded in the  over-the-counter    written.  Premiums  received  from  writing  options that expire
market and listed  securities for which no sales was reported on    unexercised  are treated by the Fund on the  expiration  date as
that date are valued at the most  recent  bid price.  Securities    realized  gains from  investments.  The  difference  between the
and assets for which  representative  market  quotations are not    premium  and the amount  paid on  effecting  a closing  purchase
readily  available (e.g., if the exchange on which the portfolio    transaction, include brokerage commissions, is also treated as a
security is principally traded closes early or if trading of the    realized gain or loss  (depending on if the premium is less than
particular  portfolio security is halted during the day and does    the amount paid for the closing purchase transaction). If a call
not resume prior to the Fund's net asset value  calculation)  or    option is  exercised,  the premium is added to the proceeds from
which  cannot  be  accurately  valued  using the  Fund's  normal    the sale of the  underlying  security or currency in determining
pricing  procedures  are valued at fair value as  determined  in    whether the Fund has realized a gain or loss. If a put option is
good faith under policies approved by the Trustees.  A portfolio    exercised,  the premium reduces the cost basis of the securities
security's  "fair  value"  price may differ  from the price next    purchased  by the Fund.  The Fund,  as the  writer of an option,
available for that  portfolio  security  using the Fund's normal    bears the market risk of an  unfavorable  change in the price of
pricing procedures. Investment companies are valued at net asset    the security underlying the written option.
value. Investments with maturities of 60 days or less are valued at amortized cost, which approximates market value.


Note 2 - Restricted Securities

Restricted securities held by the Fund may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "Securities
Act") or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.









                                                                                                           (Continued)


WISDOM FUND

Summary of Investments by Industry
(Unaudited)

As of August 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------    ---------------------------------------------------------------

                                    % of Net
Industry                             Assets             Value
----------------------------------------------------------------

Apparel                               0.65%           $ 284,281
Banks                                 3.74%           1,642,669
Beverages                             8.67%           3,805,090
Building Materials                    1.37%             601,464
Chemicals                             1.48%             647,649
Commercial Services                   5.12%           2,245,637
Computers                             0.29%             125,960
Cosmetics & Personal Care             5.12%           2,245,241
Diversified Financial Services        4.91%           2,157,122
Electric                              3.04%           1,332,821
Foods                                 4.49%           1,971,206
Foreign Government Obligations        3.44%           1,507,506
Health Care Services                  0.00%                  28
Home Builders                         0.52%             226,426
Insurance - Multiline                 9.04%           3,968,522
Insurance - Property & Casualty      18.91%           8,300,146
Investment Company                    0.26%             113,190
Media                                 4.02%           1,762,014
Miscellaneous Manufacturer            0.32%             139,150
Money Market Fund                     0.59%             261,015
Mutual Fund                           3.89%           1,704,592
Oil & Gas                             0.56%             246,450
Packaging & Containers                0.61%             266,539
Pipelines                             2.91%           1,279,298
Private Investment Company            4.49%           1,971,542
Retail                                4.44%           1,949,550
Software                              2.59%           1,135,243
Textiles                              4.18%           1,835,243
----------------------------------------------------------------
Total                                99.65%        $ 43,725,594


ITEM 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: October 17, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date:  October 17, 2005